Financial income and costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income and costs
Interest income	$ 698,962	$ 988,005	$ 1,072,991
Income from interest in accounts receivable	7,024	3,627	4,516
Foreign exchange gain, net	467,534		39,323
Effects of valuation of derivative financial instruments	0	0	23,919
Financial income	1,173,520	991,632	1,140,749
Effects of valuation of derivative financial instruments	(291)	(8,029)	0
Foreign exchange loss, net		(272,220)
Interest expense and financial expenses on financial debt	(159,169)	(250,820)	(185,913)
Interest paid on lease	(53,639)	(37,797)
Commissions and other financial expenses	(78,230)	(41,502)	(146,255)
Financial costs	(291,329)	(610,368)	(332,168)
Financial income, net	$ 882,191	$ 381,264	$ 808,581